Average Annual Total Returns - CM Advisors Fixed Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.67%	4.86%	3.53%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.92%	3.59%	2.32%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.17%	3.24%	2.22%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%